Summary of Significant Accounting Policies - Schedule of Changes in Each Class of Financial Assets from Original Measurement Categories under IAS39 to Measurement Categories under IFRS 9 (Detail) - KRW (₩)
₩ in Millions
	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial assets
Cash and cash equivalents	₩ 2,365,022		₩ 2,602,560	₩ 1,558,696	₩ 751,662
Deposits	78,400		758,078
Trade receivables	₩ 2,829,163		₩ 4,325,120
IAS 39 [member]
Financial assets
Financial assets		₩ 7,946,422
Loans and receivables, category [member] | IAS 39 [member]
Financial assets
Cash and cash equivalents		2,602,560
Deposits		758,089
Trade receivables		4,325,120
Other receivables		173,565
Others		79,552
Available-for-sale financial assets [member] | IAS 39 [member]
Financial assets
Debt instrument		162
Equity instrument		4,980
Designated as at FVTPL [member] | IAS 39 [member]
Financial assets
Convertible bonds		1,552
Derivatives		842
IFRS9 [member]
Financial assets
Financial assets		7,946,422
IFRS9 [member] | Financial assets at amortised cost, category [member]
Financial assets
Cash and cash equivalents		2,602,560
Deposits		758,089
Trade receivables		4,325,120
Other receivables		173,565
Others		79,552
IFRS9 [member] | Financial assets at fair value through other comprehensive income, category [member]
Financial assets
Debt instrument		162
IFRS9 [member] | Mandatorily at FVTPL [member]
Financial assets
Equity instrument		4,980
Convertible bonds		1,552
Derivatives		₩ 842